Leases - Summary of Amounts Recorded in Income Statement and Cash Flow Statements (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Leases Recorded In Income Statement And Cash Flow Statements [Line Items]
Depreciation of right of use assets	$ 717	$ 533
Short term, low-value and variable lease costs	916	795	$ 847
Interest on lease liabilities	181	130	119
Principal lease payments	656	576	1,130
Lease interest payments	181	130	119
Continuing operation [member]
Disclosure Of Leases Recorded In Income Statement And Cash Flow Statements [Line Items]
Depreciation of right of use assets	$ 717	$ 533	$ 964